21 Employees benefits	12 Months Ended
Dec. 31, 2020
Employees Benefits
Employees benefits
21	Employees benefits

(a)       Health plan – Medical Assistance

Since August 1, 2019, the new health plans managed by Fundação CESP (VIVEST), which replaced the previous health plans managed by SABESPREV, have been in effect.

Benefits are now paid after the event, free of choice, sponsored by contributions of SABESP and the employees is as follows: Company: 7.79% (December 31, 2019 – 9.3%) on average, of gross payroll, totaling R$ 212,681 in 2019 (R$ 237,898 in 2019).

(b)       Pension plan liabilities

The Company has Post-Employment Benefit Plans in the following modalities: Defined Benefit (BD) – G1 (i) and G0 (ii); Defined Contribution (CD) – Sabesprev Mais (iii) and VIVEST (iv). The reconciliation of costs and expenses with such plans is shown in item (v).

Statements of defined benefit plans

Summary of pension obligations – Liabilities

	December 31, 2020			December 31, 2019
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of the defined benefit obligations	(3,112,980)	(2,549,541)	(5,662,521)	(3,067,094)	(3,046,255)	(6,113,349)
Fair value of the plan’s assets	2,793,927	-	2,793,927	2,752,417	-	2,752,417

Total pension plan liabilities (deficit)	(319,053)	(2,549,541)	(2,868,594)	(314,677)	(3,046,255)	(3,360,932)

Changes in Liabilities

	December 31, 2020			December 31, 2019
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(3,067,094)	(3,046,255)	(6,113,349)	(2,532,338)	(2,606,107)	(5,138,445)
Current service cost	(40,404)	-	(40,404)	(47,001)	(227,367)	(274,368)
Interest costs	(208,485)	(206,262)	(414,747)	(224,429)	-	(224,429)
Actuarial (gains)/losses recorded as other comprehensive income	64,637	521,331	585,968	(392,876)	(397,597)	(790,473)
Benefits paid	138,366	181,645	320,011	129,550	184,816	314,366
Defined benefit obligation, end of the year	(3,112,980)	(2,549,541)	(5,662,521)	(3,067,094)	(3,046,255)	(6,113,349)
Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,752,417	-	2,752,417	2,168,436	-	2,168,436
Expected return of the plan’s assets	187,317	-	187,317	192,965	-	192,965
Company’s contributions	36,010	-	36,010	36,968	-	36,968
Participant’s contributions	36,608	-	36,608	38,391	-	38,391
Benefits paid	(138,366)	-	(138,366)	(129,549)	-	(129,549)
Actuarial gains/(losses) recorded as other comprehensive income	(80,059)	-	(80,059)	445,206	-	445,206
Fair value of the plan’s assets, end of the year	2,793,927	-	2,793,927	2,752,417	-	2,752,417

Total pension plan liabilities (deficit)	(319,053)	(2,549,541)	(2,868,594)	(314,677)	(3,046,255)	(3,360,932)

Changes in equity - Other comprehensive income

Pursuant to IAS19, the Company recognizes gains/(losses), from changes in actuarial assumptions under equity, such as equity valuation adjustments, as shown below:

	December 31, 2020			December 31, 2019			December 31, 2018
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total

Actuarial gains/(losses) on obligations	64,637	521,331	585,968	(392,876)	(397,597)	(790,473)	(114,188)	(10,783)	(124,971)
Actuarial gains/(losses) recorded as other comprehensive income	(80,059)	-	(80,059)	445,206	-	445,206	113,869	-	113,869
Total gains/(losses)	(15,422)	521,331	505,909	52,330	(397,597)	(345,267)	(319)	(10,783)	(11,102)
Deferred income tax and social contribution	5,243	-	5,243	(17,792)	-	(17,792)	108	-	108
Equity valuation adjustments	(10,179)	521,331	511,152	34,538	(397,597)	(363,059)	(211)	(10,783)	(10,994)

The amounts recognized in the year are as follows:

	December 31, 2020			December 31, 2019			December 31, 2018
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Cost of service, net	4,608	-	4,608	8,609	227,367	235,976	(22,431)	232,248	209,817
Interest cost rates	208,485	206,262	414,747	224,429	-	224,429	213,201	-	213,201
Expected return on the plan’s assets	(187,317)	-	(187,317)	(192,965)	-	(192,965)	(179,449)	-	(179,449)
Amount received from State of São Paulo (undisputed)	-	(95,452)	(95,452)	-	(97,300)	(97,300)	-	(96,282)	(96,282)
Total expenses	25,776	110,810	136,586	40,073	130,067	170,140	11,321	135,966	147,287

Obligations’ maturity:

	December 31, 2020
	G1 Plan	G0 Plan
Payment of benefits expected in 2021	177,347	169,178
Payment of benefits expected in 2022	172,477	167,263
Payment of benefits expected in 2023	167,906	164,426
Payment of benefits expected in 2024	162,648	160,721
Payment of benefits expected in 2025 or after	2,432,602	1,887,953
Total	3,112,980	2,549,541
Duration	11.88 years	9.40 years

Actuarial assumptions:

	December 31, 2020		December 31, 2019		December 31, 2018
	G1 Plan	G0 Plan	G1 Plan	G0 Plan	G1 Plan	G0 Plan
Discount rate – actual rate (NTN-B)	3.44% p.a.	3.07% p.a.	3.37% p.a.	3.36% p.a.	4.91% p.a.	4.84% p.a.
Inflation rate	3.25% p.a.	3.25% p.a.	3.5% p.a.	3.5% p.a.	4.01% p.a.	4.01% p.a.
Nominal rate of salary growth	5.32% p.a.	5.32% p.a	5.57% p.a.	5.57% p.a	6.09% p.a.	6.09% p.a
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Sensitivity analysis

Sensitivity analysis of the defined benefit pension plan as of December 31, 2020 regarding the changes in the main assumptions are:

Impact on the present value of the defined benefit obligations
Assumptions	Change in the assumption	G1	G0
Discount rate	Increase of 1.0%	Decrease of R$ 322,111	Decrease of R$ 214,482
	Decrease of 1.0%	Increase of R$ 388,571	Increase of R$ 249,611
Life expectation	Increase of 1 year	Increase of R$ 83,576	Increase of R$ 135,263
	Decrease of 1 year	Decrease of R$ 75,824	Decrease of R$ 118,909
Wage growth rate	Increase of 1.0%	Increase of R$ 29,598	Increase of R$ 310,103
	Decrease of 1.0%	Decrease of R$ 25,173	Decrease of R$ 271,853

(i)	G1 Plan

Managed by Sabesprev, the defined benefit plan (“G1 Plan”), closed to new adhesions since July 2010, receives similar contributions established in a plan of subsidy of actuarial study of Sabesprev, as follows:

•	0.99% of the portion of the salary of participation up to 20 salaries; and
•	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

The active participants as of December 31, 2020 totaled 3,512 (3,758 as of December 31, 2019), while inactive participants were 7,580 (7,399 as of December 31, 2019).

The contributions of the Company and participants of the G1 Plan in 2020 were R$ 36,009 (R$ 36,968 in 2019) and R$ 36,608 (R$ 38,391 in 2019), respectively. Of this amount, the Company and the participants’ payments corresponding to the actuarial deficit of the G1 pension plan totaled R$ 26,326 and R$ 26,895, respectively, in 2020.

Estimated expenses for the comig year

2021
Cost of services, net	2,226
Interest costs	205,707
Net profitability on financial assets	(184,687)
Expenditures to be recognized by the employer	23,246

Plan’s assets

The plan’s investment policies and strategies are aim at getting consistent returns and reduce the risks associated to the utilization of financial assets available on the Capital Markets through diversification, considering factors, such as the liquidity needs and the long-term nature of the plan liability, types and availability of financial instruments in the local and international markets, general economic conditions and forecasts as well as requirements under the law. The plan's asset allocation management strategies are determined with the support of reports and analysis prepared by Sabesprev and independent financial advisors:

	December 31, 2020%		December 31, 2019%
Total fixed income	1,811,164	64.8	1,795,554	65.2
Total equities	311,958	11.2	301,707	11.0
Total structured investments	575,943	20.6	630,933	22.9
Other	94,862	3.4	24,223	0.9
Fair value of the plan’s assets	2,793,927	100	2,752,417	100

Restrictions with respect to asset portfolio investments, in the case of federal government securities:

i) instruments securitized by the National Treasury will not be permitted;

ii) derivative instruments must be used for hedge.

Restrictions with respect to asset portfolio investments, in the case of variable-income securities for internal management, are as follows:

i) day-trade operations will not be permitted;

ii) sale of uncovered share is prohibited;

iii) swap operations without guarantee are prohibited

iv) leverage will not be permitted, i.e., operations with derivatives representing leverage of asset or selling short, such operations cannot result in losses higher than invested amounts.

As of December 31, 2020, Sabesprev did not have financial assets issued by the Company in its own portfolio; however, said assets could have been part of the investment fund portfolio invested by the Foundation. The real estate held in the portfolio is not used by the Company.

(ii)       G0 Plan

Pursuant to State Law 4,819/1958, employees who started providing services prior to May 1974 and retired as an employee of the Company acquired a legal right to receive supplemental pension payments, which rights are referred as "G0 Plan ". The Company pays these supplemental benefits on behalf of the State of São Paulo and makes claims for reimbursements from the State Government, which are recorded as accounts receivable from related parties, limited to the amounts considered virtually certain that will be reimbursed by the State of São Paulo.

The number of active participants of Plan - Go as of December 31, 2020 and 2019 was 10. The number of beneficiaries, retirees and survivors as of December 31, 2020 was 1,862 (1,960 as of December 31, 2019).

Estimated expenses for 2021

2021

Interest cost rate	158,214
Expense to be recognized	158,214

(iii)       Sabesprev Mais Plan

As of December 31, 2020, this Defined Contribution Plan administered by Sabesprev had 9,587 active and assisted participants (9,774 as of December 31, 2019).

With respect to the Sabesprev Mais plan, the contributions from the sponsor represent 100% over the total basic contribution from the participants.

(iv)       VIVEST

Since December 31, 2019, the Sabesprev Mais Plan has not been accepting any new adhesions and, since January 1, 2020, new employees have the option to enroll in Fundação CESP’s Defined Contribution Plan (VIVEST), as well as those who did not enroll in the Sabesprev Mais Plan. As of December 31, 2020, it had 24 participants.

(v)       Reconciliation of expenses with pension obligations

	December 31, 2020	December 31, 2019	December 31, 2018

G1 Plan	25,776	40,073	11,321
G0 Plan	110,810	130,067	135,966
Sabesprev Mais Plan	21,700	22,461	20,761
VIVEST Plan	58	-	-
Subtotal	158,344	192,601	168,048
Expenses capitalized in assets	(4,904)	(6,022)	(5,214)
Other	5,841	8,040	7,592
Pension plan obligations (Note 29)	159,281	194,619	170,426

(c)       Profit sharing

The profit sharing program was implemented in accordance with an agreement with the labor union. Payment corresponds to up to one-month salary for each employee, depending on performance of goals reached from January to December, and should be paid in April of the subsequent year. From January to December 2020 and 2019, R$ 90,980 and R$ 93,486, respectively, were accrued under “Salaries, payroll charges and social contributions”, in current liabilities.